Stock Plans (Summary Of Restricted Stock Awards Activity) (Details) (USD $)	2 Months Ended		12 Months Ended
	Dec. 31, 2011		Dec. 31, 2012
Stock Plans [Abstract]
Restricted stock outstanding at January 1, Shares			352,000
Restricted stock outstanding at January 1, Weighted Average Grant Date Fair Value per Share			$ 14.46
Converted restricted stock issued, Shares	409,690	[1]
Converted restricted stock, Weighted Average Grant Date Fair Value per Share	$ 14.46	[1]
Granted during the period, Shares	7,000		313,703
Granted during the period, Weighted Average Grant Date Fair Value per Share	$ 15.20		$ 10.16
Vested during the period, Shares			(215,000)
Vested during the period, Weighted Average Grant Date Fair Value per Share			$ 12.91
Forfeited during the period, Shares	(65,000)		(108,000)
Forfeited during the period, Weighted Average Grant Date Fair Value per Share	$ 14.54		$ 13.92
Restricted stock outstanding at December 31, Shares	352,000		342,000
Restricted stock outstanding at December 31, Weighted Average Grant Date Fair Value per Share	$ 14.46		$ 11.67

[1]	Upon the Business Separation on October 31, 2011, all outstanding NTELOS restricted stock awards for the Company’s employees and non-employee directors were replaced with 409,690 Company restricted stock awards based on a formula designed to preserve the intrinsic value and fair value of the awards immediately prior to the Business Separation. The specific formula for the adjustment of the number of stock options and restricted stock and the strike price of the stock options was contained in the employee matters agreement that was executed on the date of separation. These awards had substantially the same terms and conditions as the NTELOS stock options and restricted stock awards that they replaced.